Investment Objectives and Goals - M.D. Sass Concentrated Value ETF	Feb. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	M.D. Sass Concentrated Value ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The M.D. Sass Concentrated Value ETF (the “Fund”) seeks long-term capital appreciation.